GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 20 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31
	2017	*2016	*2015
	U.S. dollars in thousands
Payroll and related expenses	3,311	1,082	652
Share-based payments	1,054	773	502
Professional services	2,246	1,391	1,167
Office-related expenses	567	300	120
Other	847	302	307
	8,025	3,848	2,748

*Reclassified to conform to the current year presentation.